INVESTMENT IN LEASED VESSEL, NET	9 Months Ended
Sep. 30, 2020
Leases [Abstract]
INVESTMENT IN LEASED VESSEL, NET	INVESTMENT IN LEASED VESSEL, NETOn May 15, 2019, we executed a modification to the Golar Freeze Charter which triggered a change in lease classification to a sales-type lease. This classification change resulted in the de-recognition of the vessel asset carrying value, the recognition of net investment in leased vessel (consisting of present value of the future lease receivables and unguaranteed residual value), and a gain on disposal of $4.2 million which was presented in "Other non-operating income" of our condensed consolidated statement of operations. Post modification to sales-type lease, all charter hire revenue from the Golar Freeze sales-type lease has been recognized as interest income, of which $4.0 million and $12.0 million has been recognized for the three and nine months ended September 30, 2020, respectively, and $4.1 million and $5.4 million has been recognized for the three and nine months ended September 30, 2019, respectively, gross of expected credit loss allowance.
As of September 30, 2020 and December 31, 2019, we had a balance of $2.5 million and $2.3 million, respectively, presented under "Current portion of investment in leased vessel, net", and $109.9 million and $111.8 million, respectively, presented under "Investment in leased vessel, net" in our condensed consolidated balance sheet.
As of September 30, 2020, we recognized $0.1 million of expected credit loss allowance against the balance of the "Investment in leased vessel, net".

As at September 30, 2020, there is $nil accrued interest included within the balance.
The Golar Freeze Charter includes an option for the charterer, upon twelve months' written notice, to terminate the charter with effect not before the third anniversary of the hire commencement date of March 31, 2019 in order to substitute the FSRU for an alternative vessel but only if certain throughput targets have not been achieved. In this event, we have a matching right.